CASH (Certificates of Deposit) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Line Items]
Bank balances and cash	$ 228,861,009	$ 246,600,917	$ 119,477,298	$ 79,607,369
Restricted cash	145,413,726	118,130,253
Certificates of deposit	3,210,221	3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	393,857,084	367,908,849
HONG KONG [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	5,917,837	8,339,234
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	5,917,837	8,339,234
UNITED STATES [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	1,928,413	3,483,181
Restricted cash
Certificates of deposit
Cash and Cash Equivalents, at Carrying Value, Total	1,928,413	3,483,181
CHINA [Member]
Cash and Cash Equivalents [Line Items]
Bank balances and cash	221,014,759	234,778,502
Restricted cash	145,413,726	118,130,253
Certificates of deposit	19,582,349	3,177,679
Cash and Cash Equivalents, at Carrying Value, Total	$ 386,010,834	$ 356,086,434